Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Dec. 03, 2014	Jul. 01, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Jul. 01, 2013
Business Acquisition [Line Items]
Bargain purchase gain			¥ 5,802	¥ 0	¥ 36,082
Revenues			2,678,659	2,369,202	2,174,283
Income from continuing operations			280,926	270,990	254,960
Goodwill acquired			341,178	332,153	372,615	¥ 335,907
Gains on sales of subsidiaries and affiliates and liquidation losses, net			63,419	57,867	20,575
Investment and Operation
Business Acquisition [Line Items]
Goodwill acquired			81,881	66,907	43,802	26,211
Overseas Business
Business Acquisition [Line Items]
Goodwill acquired			177,761	183,679	248,374	273,643
Corporate Financial Services
Business Acquisition [Line Items]
Goodwill acquired			55,366	55,366	54,238	1,047
HLIKK
Business Acquisition [Line Items]
Consideration transferred for acquired interest		¥ 98,355
Acquisitions consideration, cost of acquired entity paid in cash	¥ 679	97,676
Transaction costs included in selling, general and administrative expenses					1,217	¥ 224
Bargain purchase gain		¥ 36,082			36,082
Revenues					196,883
Income from continuing operations					4,597
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash			97,090	51,786	102,621
Revenues					234,030
Income from continuing operations					5,033
Goodwill acquired			33,370	34,319	79,872
Acquired intangible assets other than goodwill			35,559	11,238	60,839
Robeco Groep N.V.
Business Acquisition [Line Items]
Percentage of voting interests acquired							90.01%
Contingent consideration							¥ 5,176
Payments for contingent consideration			2,398
Divestiture
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net			63,419	57,867	20,575
Divestiture | Investment and Operation
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net			29,378	9,145
Divestiture | Overseas Business
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net			30,583	¥ 47,994	¥ 18,510
Divestiture | Corporate Financial Services
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net			¥ 2,234
Houlihan Lokey Inc | Divestiture
Business Acquisition [Line Items]
Ownership interest sold				14.70%
Gain (loss) on sales of interest in subsidiary				¥ 10,498
Gain (loss) from remeasurement to fair value of retained interest				¥ 29,087
Investment in affiliates, percentage of ownership, equity-method				33.00%
STX Energy | Divestiture
Business Acquisition [Line Items]
Ownership interest sold					71.90%
Gain (loss) on sales of interest in subsidiary					¥ 14,883
Gain (loss) from remeasurement to fair value of retained interest					¥ 1,329
Investment in affiliates, percentage of ownership, equity-method					25.00%